Loans and borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 27,082	$ 357	₨ 23,136
Pre-shipment credit [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	18,211		10,300
Other working capital borrowings [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 8,871		₨ 12,836